Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 3,264	$ 1,023
POS hardware	1,550	290
Deposits	1,389	175
Foreign exchange forward contracts	0	7
Other current assets	$ 6,203	$ 1,495